Stock-Based Compensation - Summary of Stock Option Plan Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Time Based and Performance Based Y	Dec. 31, 2010 Time Based and Performance Based Y	Dec. 31, 2009 Time Based and Performance Based Y
Stock Based Compensation [Line Items]
Number of Options, Outstanding beginning	18,582,027	16,120,209	16,354,797
Number of Options, Granted	4,133,381	4,307,002	1,094,353
Number of Options, Forfeited	(655,034)	(684,306)	(703,387)
Number of Options, Exercised	(2,372,536)	(1,160,878)	(625,554)
Number of Options, Outstanding ending	19,687,838	18,582,027	16,120,209
Weighted-Average Exercise Price, Outstanding beginning	$ 20.65	$ 17.63	$ 17.52
Number of Options, Exercisable outstanding	9,986,984
Weighted-Average Exercise Price, Granted	$ 28.00	$ 30.00	$ 18.76
Weighted-Average Exercise Price, Forfeited	$ (24.30)	$ (20.96)	$ (20.46)
Weighted-Average Exercise Price, Exercised	$ (14.64)	$ (13.20)	$ (13.42)
Weighted-Average Exercise Price, Outstanding ending	$ 22.80	$ 20.65	$ 17.63
Weighted Average Remaining Contractual Term in Years, Outstanding Beginning				5.77	6.51	7.40
Weighted-Average Exercise Price, Exercisable	$ 19.63
Weighted Average Remaining Contractual Term in Years, Outstanding Ending				5.16	6.51	7.40
Aggregate Intrinsic, Outstanding Beginning				$ 175	$ 77	$ 29
Weighted Average Remaining Contractual Term in Years, Exercisable Ending				4.61
Aggregate Intrinsic, Outstanding Ending				156	77	29
Aggregate Intrinsic, Exercisable				$ 112